IMPAIRMENT OF NON-FINANCIAL ASSETS - Narrative (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2020
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill		$ 51.8	$ 40.7
Discount rate increase	1.00%	1.00%
Growth rate decrease	1.00%	1.00%
Bottom of range
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
Discount rate used to calculate recoverable amounts	8.00%	8.00%
Top of range
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	3.00%	3.00%
Discount rate used to calculate recoverable amounts	13.00%	13.00%
Civil Aviation Training Solutions, Defense and Security and Healthcare
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections, period	5 years
Civil Aviation Training Solutions, Defense and Security and Healthcare | Bottom of range
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	2.00%	2.00%
Civil Aviation Training Solutions, Defense and Security and Healthcare | Top of range
Disclosure of reconciliation of changes in goodwill [line items]
Growth rate used to extrapolate cash flow projections	3.00%	3.00%
Healthcare
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill			37.5
Goodwill
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill		$ 0.0	37.5
Goodwill | Healthcare
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss recognised in profit or loss, intangible assets and goodwill			$ 37.5